IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	$ 1,047,467	$ 1,054,714
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 7,070	$ 14,140
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 5,900	$ 11,180
Exposure percentage	83.40%	79.10%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 1,150	$ 2,870
Exposure percentage	16.30%	20.30%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 20	$ 90
Exposure percentage	0.30%	0.60%